Other liabilities (Details) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Current
Accrued expenses		₨ 25,135		₨ 24,783
Employee benefits payable		7,352		6,945
Statutory dues payable		4,946		4,168
Deferred revenue	[1]	421		374
Advance from customers		1,562		1,061
Others	[2]	6,069		5,566
Current liabilities		45,485	$ 533	42,897
Non-current
Deferred revenue	[1]	1,162		1,193
Others		2,141		2,776
Non-current liabilities		₨ 3,303	$ 39	₨ 3,969

[1]	Refer to Note 22 (“Revenue from contracts with customers and trade receivables”) of these consolidated financial statements for details of deferred revenue.
[2]	Includes earn-out consideration payable to Haleon UK Enterprises Limited. Refer to Note 36.B of these consolidated financial statements for further details.